As filed with the U.S. Securities and Exchange Commission on March 21, 2017

File No. 33-33980

File No. 811-6067

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 78	☒
And/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 79	☒

(Check appropriate box or boxes.)

DIMENSIONAL INVESTMENT GROUP INC.

(Exact Name of Registrant as Specified in Charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of Principal Executive Office)        (Zip Code)

Registrant’s Telephone Number, including Area Code (512) 306-7400

Catherine L. Newell, Esquire, Vice President and Secretary

Dimensional Investment Group Inc.,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and Address of Agent for Service)

Please send copies of all communications to:

Jana L. Cresswell, Esquire

Stradley, Ronon, Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

(215) 564-8048

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment Nos. 78/79 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, hereunto duly authorized in the City of Austin, the State of Texas on this 21st day of March, 2017.

DIMENSIONAL INVESTMENT GROUP INC. (Registrant)
By: /s/ David G. Booth*
David G. Booth, President
(Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment Nos. 78/79 to this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

NAME	TITLE	DATE

/s/ David G. Booth*	President, Director, Chairman	March 21, 2017
David G. Booth	and Co-Chief Executive Officer

/s/ Eduardo A. Repetto*	Director, Co-Chief Executive	March 21, 2017
Eduardo A. Repetto	Officer and Co-Chief Investment Officer

/s/ Gregory K. Hinkle*	Chief Financial Officer,	March 21, 2017
Gregory K. Hinkle	Treasurer and Vice President

/s/ George M. Constantinides*	Director	March 21, 2017
George M. Constantinides

/s/ John P. Gould*	Director	March 21, 2017
John P. Gould

/s/ Roger G. Ibbotson*	Director	March 21, 2017
Roger G. Ibbotson

/s/ Edward P. Lazear*	Director	March 21, 2017
Edward P. Lazear

/s/ Myron S. Scholes*	Director	March 21, 2017
Myron S. Scholes

/s/ Abbie J. Smith*	Director	March 21, 2017
Abbie J. Smith

*By: /s/ Carolyn L. O
Carolyn L. O
Attorney-In-Fact (Pursuant to a Power of Attorney)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase